LOAN PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Long-Term Debt, Excluding Current Maturities [Abstract]
Long-term Debt [Text Block]

NOTE 5                   LOAN PAYABLE

Through September 30, 2009, the Company received $325,750 of advances to fund operations of which $40,000 was repaid in 2009.The loans were made pursuant to the Letter of Intent (See Note 9).  The remaining loan balance at March 31, 2012 is $0. The advances were unsecured, non interest bearing and due on demand.  For the year ended September 30, 2011, the Company recorded $54,448 as an in kind contribution of interest.  As of September 30, 2011, the $285,750 loan balance and $1,750 of interest was repaid (See Note 3(B)).

NOTE 4	LOAN PAYABLE

Through September 30, 2009, the Company received $325,750 of advances to fund operations of which $40,000 was repaid in 2009.  The loans were made pursuant to the Letter of Intent (See Note 10).  The remaining loan balance at September 30, 2010 is $285,750. The advances are unsecured, non-interest bearing and due on demand. For the year ended September 30, 2011, the Company recorded $54,448 as an in kind contribution of interest.    As of September 30, 2011, the $285,750 of loan balance and $1,750 of interest was repaid.  As of September 30, 2011 the loan balance is $0.